Accounts Payable and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounts Payable and Accrued Expenses [Abstract]
Schedule of accounts payable and accrued expenses

	September 30, 2013	December 31, 2012
Accounts payable	$2,978,852	$370,675
Accrued wages	115,500	97,961
Accrued sales and payroll taxes	214,679	-
Accrued fees	1,293,854	72,038
Accrued interest expense	4,553	7,200
Total	$4,607,438	$547,874

	December 31 ,2012	December 31, 2011
Accounts payable	$370,675	$294,083
Accrued wages	97,961	71,030
Accrued fees	72,038	-
Accrued interest expense	7,200	-
Total	$547,874	$365,113